INVESTMENT MANAGEMENT

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, AZ  85258

April 3, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:          ING Partners, Inc. (on behalf of ING Templeton Foreign Equity Portfolio)

Dear Ladies and Gentlemen:

Attached for filing via the EDGAR system is a registration statement on Form N-14 under the Securities Act of 1933, as amended, for ING Partners, Inc. (“Registrant”).  This Form N-14 is being filed in connection with a reorganization in which ING Templeton Foreign Equity Portfolio, a series of the Registrant, will acquire all of the assets of ING Artio Foreign Portfolio, a series of ING Investors Trust, in exchange for shares of ING Templeton Foreign Equity Portfolio and the assumption by ING Templeton Foreign Equity Portfolio of the liabilities of ING Artio Foreign Portfolio.

No fees are required in connection with this filing.  Should you have any questions please feel free to contact the undersigned at 480-477-2650 or Corey Rose at 704-339-3164.

Very truly yours,

/s/ Kristen Freeman

Kristen J. Freeman
Counsel
ING U.S. Legal Services

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